TAXATION - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax losses carryforwards	$ 12,865	$ 2,647
Gross deferred tax assets	12,865	2,647
Valuation allowance	(12,865)	(2,647)
Deferred tax assets, net of valuation allowance	$ 0	$ 0